Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party receivables	$ 4,659	$ 6,953
Total related party payables	26,267	37,051
OPAP S.A.
Related Party Transaction [Line Items]
Total related party receivables	1,898	65
De Agostini Group	12,454	19,673
De Agostini Group	8,131	10,974
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Total related party payables	5,682	6,404
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Total related party receivables	$ 2,761	$ 6,888